UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2015

Date of reporting period:	6/30/2015

Item 1. Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS — 95.8%
Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	350,395	$25,382,614

Airlines — 1.4%
Spirit Airlines, Inc.*	826,941	51,353,036

Banks — 10.9%
Bank of the Ozarks, Inc.(a)	724,472	33,144,594
BankUnited, Inc.	1,133,189	40,715,481
BOK Financial Corp.	391,936	27,270,907
Columbia Banking System, Inc.	1,287,758	41,903,645
Eagle Bancorp, Inc.*	276,829	12,169,403
East West Bancorp, Inc.	1,520,331	68,141,235
First Republic Bank	463,437	29,210,434
Investors Bancorp, Inc.	1,616,654	19,884,844
Pinnacle Financial Partners, Inc.	557,210	30,295,508
Signature Bank*	484,288	70,894,920
Wintrust Financial Corp.	570,496	30,453,077

		404,084,048

Biotechnology — 5.6%
ACADIA Pharmaceuticals, Inc.*(a)	864,153	36,190,728
Amicus Therapeutics, Inc.*	777,820	11,006,153
Flexion Therapeutics, Inc.*	555,973	12,170,249
KYTHERA Biopharmaceuticals, Inc.*(a)	1,059,696	79,805,706
Otonomy, Inc.*(a)	396,513	9,115,834
OvaScience, Inc.*(a)	480,202	13,892,244
Receptos, Inc.*	156,224	29,690,371
Zafgen, Inc.*(a)	470,401	16,289,986

		208,161,271

Building Products — 0.7%
Caesarstone Sdot-Yam Ltd. (Israel)	236,935	16,239,525
Owens Corning	266,320	10,985,700

		27,225,225

Capital Markets — 1.1%
Artisan Partners Asset Management, Inc. (Class A Stock)	353,648	16,430,486
Moelis & Co. (Class A Stock)	787,719	22,615,413

		39,045,899

Chemicals — 1.4%
Axalta Coating Systems Ltd.*	413,773	13,687,611
PolyOne Corp.	1,012,656	39,665,735

		53,353,346

Commercial Services & Supplies — 2.3%
Mobile Mini, Inc.	1,417,199	59,579,046
West Corp.	848,568	25,541,897

		85,120,943

Construction & Engineering — 0.5%
Great Lakes Dredge & Dock Corp.*	3,295,466	19,640,977

Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	620,947	15,834,148

Containers & Packaging — 0.5%
Bemis Co., Inc.	402,365	18,110,449

Diversified Consumer Services — 0.6%
Houghton Mifflin Harcourt Co.*	857,116	21,599,323

Diversified Telecommunication Services — 1.8%
Cogent Communications Holdings, Inc.	231,566	7,836,193
Frontier Communications Corp.(a)	8,905,267	44,081,072
ORBCOMM, Inc.*	1,954,979	13,196,108

		65,113,373

Electric Utilities — 0.4%
Westar Energy, Inc.	449,755	15,390,616

Electrical Equipment — 0.3%
Polypore International, Inc.*	181,978	10,896,843

Electronic Equipment, Instruments & Components — 1.6%
Anixter International, Inc.*	252,668	16,461,320
CDW Corp.	826,520	28,333,106
FEI Co.	166,233	13,785,703
Fitbit, Inc. (Class A Stock)*(a)	25,914	990,692

		59,570,821

Energy Equipment & Services — 1.0%
Dril-Quip, Inc.*	395,502	29,761,525
Superior Energy Services, Inc.	424,398	8,929,334

		38,690,859

Food & Staples Retailing — 1.5%
Fresh Market, Inc. (The)*(a)	412,550	13,259,357
Sprouts Farmers Market, Inc.*(a)	1,504,211	40,583,613

		53,842,970

Food Products — 3.1%
Adecoagro SA (Luxembourg)*	3,199,426	29,498,708
Darling Ingredients, Inc.*	1,161,791	17,031,856
Hain Celestial Group, Inc. (The)*	703,959	46,362,740
SunOpta, Inc. (Canada)*	943,192	10,120,450
TreeHouse Foods, Inc.*	148,655	12,045,514

		115,059,268

Health Care Equipment & Supplies — 0.4%
Glaukos Corp.*	81,603	2,364,855
Nevro Corp.*(a)	52,193	2,805,374
Spectranetics Corp. (The)*(a)	348,530	8,019,675

		13,189,904

Health Care Providers & Services — 6.0%
Air Methods Corp.*(a)	924,826	38,232,307
Amsurg Corp.*	675,025	47,217,999
Centene Corp.*	211,270	16,986,108
Envision Healthcare Holdings, Inc.*	805,877	31,816,024
LifePoint Health, Inc.*	97,900	8,512,405
Molina Healthcare, Inc.*	724,145	50,907,393
Team Health Holdings, Inc.*	441,293	28,829,672
Teladoc, Inc.*	81,530	1,549,070

		224,050,978

Health Care Technology
Evolent Health, Inc. (Class A Stock)*	16,203	315,959

Hotels, Restaurants & Leisure — 4.6%
Bloomin’ Brands, Inc.	943,689	20,147,760
Del Frisco’s Restaurant Group, Inc.*	951,573	17,727,805

Pinnacle Entertainment, Inc.*	1,099,407	40,985,893
Texas Roadhouse, Inc.	508,766	19,043,112
Vail Resorts, Inc.	671,676	73,347,019

		171,251,589

Independent Power & Renewable Electricity Producers — 0.7%
NRG Yield, Inc. (Class A Stock)(a)	506,335	11,134,307
NRG Yield, Inc. (Class C Stock)(a)	663,963	14,534,150

		25,668,457

Insurance — 5.4%
Symetra Financial Corp.	2,370,736	57,300,689
Validus Holdings Ltd.	436,919	19,220,067
W.R. Berkley Corp.	1,259,216	65,391,087
White Mountains Insurance Group Ltd.	89,450	58,584,383

		200,496,226

Internet & Catalog Retail — 0.5%
Wayfair, Inc. (Class A Stock)*(a)	502,744	18,923,284

Internet Software & Services — 1.3%
Cornerstone OnDemand, Inc.*(a)	559,148	19,458,350
Dealertrack Technologies, Inc.*(a)	451,690	28,361,615

		47,819,965

IT Services — 3.8%
Black Knight Financial Services, Inc. (Class A Stock)*	330,627	10,206,456
Global Payments, Inc.	668,523	69,158,704
Vantiv, Inc. (Class A Stock)*	1,651,837	63,083,655

		142,448,815

Life Sciences Tools & Services — 0.6%
Fluidigm Corp.*(a)	894,238	21,640,560

Machinery — 1.8%
NN, Inc.	1,242,496	31,708,498
Rexnord Corp.*	1,046,048	25,011,008
WABCO Holdings, Inc.*	69,031	8,540,515

		65,260,021

Media — 1.6%
Cinemark Holdings, Inc.	1,484,538	59,633,891

Metals & Mining — 0.2%
Constellium NV (Netherlands) (Class A Stock)*	124,051	1,467,523
Reliance Steel & Aluminum Co.	122,798	7,426,823

		8,894,346

Multi-Utilities — 0.5%
Alliant Energy Corp.	333,346	19,240,731

Multiline Retail — 0.3%
Burlington Stores, Inc.*	212,311	10,870,323

Oil, Gas & Consumable Fuels — 3.6%
Cheniere Energy Partners LP Holdings LLC	1,475,428	34,554,524
PDC Energy, Inc.*(a)	215,361	11,551,964
SemGroup Corp. (Class A Stock)	563,703	44,803,114
Tallgrass Energy GP LP*(a)	966,418	31,070,339
Whiting Petroleum Corp.*	359,599	12,082,526

		134,062,467

Pharmaceuticals — 1.7%
Aerie Pharmaceuticals, Inc.*(a)	994,553	17,553,860
Aratana Therapeutics, Inc.*(a)	1,149,479	17,380,123
Intersect ENT, Inc.*	1,046,367	29,957,487

		64,891,470

Professional Services — 1.6%
CEB, Inc.	364,178	31,705,337
Korn/Ferry International	841,277	29,251,201

		60,956,538

Real Estate Investment Trusts (REITs) — 8.1%
Capstead Mortgage Corp.	1,927,461	21,394,817
Chatham Lodging Trust	1,380,660	36,546,070
Chimera Investment Corp.	1,048,071	14,369,054
Colony Capital, Inc. (Class A Stock)	1,548,783	35,079,935
Hersha Hospitality Trust	1,876,919	48,124,203
MFA Financial, Inc.	6,408,929	47,361,985
National Storage Affiliates Trust	1,408,579	17,466,380
Pebblebrook Hotel Trust	768,135	32,937,629
QTS Realty Trust, Inc. (Class A Stock)	555,567	20,250,417
Summit Hotel Properties, Inc.	2,025,622	26,353,342

		299,883,832

Real Estate Management & Development — 1.5%
Forest City Enterprises, Inc. (Class A Stock)*	2,530,429	55,922,481

Road & Rail — 0.2%
Heartland Express, Inc.	345,009	6,979,532

Semiconductors & Semiconductor Equipment — 2.4%
Cavium, Inc.*	775,382	53,354,036
M/A-COM Technology Solutions Holdings, Inc.*(a)	573,869	21,950,489
Semtech Corp.*	769,852	15,281,562

		90,586,087

Software — 4.2%
Fortinet, Inc.*	638,467	26,387,841
Qlik Technologies, Inc.*	1,539,510	53,821,270
SolarWinds, Inc.*	1,479,383	68,243,938
Varonis Systems, Inc.*(a)	376,994	8,327,797

		156,780,846

Specialty Retail — 6.4%
Chico’s FAS, Inc.	1,020,204	16,965,993
DavidsTea, Inc. (Canada)*(a)	412,570	8,866,129
DSW, Inc. (Class A Stock)	1,894,088	63,205,717
Mattress Firm Holding Corp.*(a)	855,323	52,131,937
Party City Holdco, Inc.*	229,705	4,656,120
Restoration Hardware Holdings, Inc.*(a)	366,005	35,733,068
Ulta Salon Cosmetics & Fragrance, Inc.*	359,060	55,456,817

		237,015,781

Textiles, Apparel & Luxury Goods — 1.8%
Deckers Outdoor Corp.*(a)	405,473	29,181,892
G-III Apparel Group Ltd.*	535,804	37,693,811

		66,875,703

Thrifts & Mortgage Finance — 0.3%
Provident Financial Services, Inc.	592,808	11,257,424

Trading Companies & Distributors — 0.5%
Univar, Inc.*	673,932	17,542,450

TOTAL COMMON STOCKS (cost $2,747,107,938)		3,559,935,689

WARRANTS*(b)

	Units
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16 (original cost $—, purchased 09/12/13)(a)(c)(d)	8,265	—

(cost $—)
TOTAL LONG-TERM INVESTMENTS (cost $2,747,107,938)		3,559,935,689

SHORT-TERM INVESTMENT — 13.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $502,764,950; includes $343,611,080 of cash collateral for securities on loan)(e)(f)	502,764,950	502,764,950

TOTAL INVESTMENTS — 109.3% (cost $3,249,872,888)(g)		4,062,700,639
Liabilities in excess of other assets — (9.3)%		(347,235,359)

NET ASSETS — 100.0%		$3,715,465,280

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $338,063,616; cash collateral of $343,611,080 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of June 30, 2015.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the original cost of the restricted security is $0. The value of $0 is approximately 0.0% of net assets.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,259,182,442

Appreciation	906,624,559
Depreciation	(103,106,362)

Net Unrealized Appreciation	$803,518,197

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,382,614	$—	$—
Airlines	51,353,036	—	—
Banks	404,084,048	—	—
Biotechnology	208,161,271	—	—
Building Products	27,225,225	—	—
Capital Markets	39,045,899	—	—
Chemicals	53,353,346	—	—
Commercial Services & Supplies	85,120,943	—	—
Construction & Engineering	19,640,977	—	—
Construction Materials	15,834,148	—	—
Containers & Packaging	18,110,449	—	—
Diversified Consumer Services	21,599,323	—	—
Diversified Telecommunication Services	65,113,373	—	—
Electric Utilities	15,390,616	—	—
Electrical Equipment	10,896,843	—	—
Electronic Equipment, Instruments & Components	59,570,821	—	—
Energy Equipment & Services	38,690,859	—	—
Food & Staples Retailing	53,842,970	—	—
Food Products	115,059,268	—	—
Health Care Equipment & Supplies	13,189,904	—	—
Health Care Providers & Services	224,050,978	—	—
Health Care Technology	315,959	—	—
Hotels, Restaurants & Leisure	171,251,589	—	—
Independent Power & Renewable Electricity Producers	25,668,457	—	—
Insurance	200,496,226	—	—
Internet & Catalog Retail	18,923,284	—	—
Internet Software & Services	47,819,965	—	—
IT Services	142,448,815	—	—
Life Sciences Tools & Services	21,640,560	—	—
Machinery	65,260,021	—	—
Media	59,633,891	—	—
Metals & Mining	8,894,346	—	—
Multi-Utilities	19,240,731	—	—
Multiline Retail	10,870,323	—	—
Oil, Gas & Consumable Fuels	134,062,467	—	—
Pharmaceuticals	64,891,470	—	—
Professional Services	60,956,538	—	—
Real Estate Investment Trusts (REITs)	299,883,832	—	—
Real Estate Management & Development	55,922,481	—	—
Road & Rail	6,979,532	—	—
Semiconductors & Semiconductor Equipment	90,586,087	—	—
Software	156,780,846	—	—
Specialty Retail	237,015,781	—	—
Textiles, Apparel & Luxury Goods	66,875,703	—	—
Thrifts & Mortgage Finance	11,257,424	—	—
Trading Companies & Distributors	17,542,450	—	—
Warrants
Oil, Gas & Consumable Fuels	—	—	—
Affiliated Money Market Mutual Fund	502,764,950	—	—

Total	$4,062,700,639	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	August 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	August 19, 2015

*	Print the name and title of each signing officer under his or her signature.